Basis of preparation of the financial statements and changes to the Group's accounting policies - Summary of direct and indirect interests of Company (Detail) - XP PE Gesto de Recursos Ltda [member]	3 Months Ended
	Mar. 31, 2020	Mar. 30, 2020
Disclosure of associates [line items]
Country of incorporation		Brazil
Principal activities		Private equity asset management
% of Group's interest	99.10%